Derivative Instruments Level 4 Non-qualifying Strategies for Hedge Accounting (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		$ 35,535	$ 43,623
Derivative, Fair Value, Net		100	(109)
Invested Assets Suppoting Modco		798	819
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		35,535	43,613
Derivative, Gain (Loss) on Derivative, Net	$ (27)	187	(315)	$ (217)
Derivative, Fair Value, Net		100	(109)
Not Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(24)	165	(365)	(212)
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(40)	23	103	4
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(13)	(4)	(5)
Three Win Related Foreign Currency Swaps [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		270	0
Derivative, Fair Value, Net		(82)	0
Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		3,877	3,938
Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net		71	34
Equity Contract [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		776	855
Equity Contract [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net		(25)	(2)
Equity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		0	2,000
Derivative, Gain (Loss) on Derivative, Net	0	0	(1)	3
Derivative, Fair Value, Net		0	0
Interest Rate Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		3,140	2,189
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net		25	41
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		1,500	1,300
GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		7,793	6,982
Derivative, Fair Value, Net		71	73
GMWB Hedging Instruments [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		7,793	6,982
Derivative, Gain (Loss) on Derivative, Net	(45)	36	(68)	(134)
Derivative, Fair Value, Net		71	73
Macro Hedge Program [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		10,765	19,879
Derivative, Gain (Loss) on Derivative, Net	(36)	153	(418)	(260)
Derivative, Fair Value, Net		247	(114)
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(10)	(4)	(5)
Fixed Annuity Hedging Instruments [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	10	(15)	(4)	4
GMWB Product Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		9,957	8,717
Derivative, Gain (Loss) on Derivative, Net	82	(25)	134	231
Derivative, Fair Value, Net		(80)	5
GMWB Reinsurance [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount		2,115	1,869
Derivative, Gain (Loss) on Derivative, Net	(25)	1	(13)	(49)
Derivative, Fair Value, Net		40	17
Other Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	32	13	(55)	(13)
Credit Default Swap, Buying Protection [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	0	0	(12)
Credit Default Swap, Selling Protection [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3)	(1)	7	18
Other Credit Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10)	35	54	0
Currency Swap [Member] | Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (3)	$ 2	$ 0	$ (9)